Segment information (Tables)	12 Months Ended
Mar. 31, 2018
Segment information
Schedule of each segment's revenue, income from operations and adjusted EBITA

	Year ended March 31, 2016
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	92,335	3,019	3,972	1,817	101,143	—	101,143
Income (Loss) from operations	51,153	(2,605)	(4,112)	(7,216)	37,220	(8,118)	29,102
Add: share-based compensation expense	6,224	1,349	981	3,092	11,646	4,436	16,082
Add: amortization of intangible assets	659	4	1,321	657	2,641	290	2,931
Add: impairment of goodwill	—	—	—	—	—	455	455

Adjusted EBITA (ii)	58,036	(1,252)	(1,810)	(3,467)	51,507	(2,937)

Adjusted EBITA margin (iii)	63%	(41)%	(46)%	(191)%

	Year ended March 31, 2017
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	133,880	6,663	14,733	2,997	158,273	—	158,273
Income (Loss) from operations	74,180	(1,681)	(9,882)	(6,798)	55,819	(7,764)	48,055
Add: share-based compensation expense	5,994	1,201	1,454	3,017	11,666	4,329	15,995
Add: amortization of intangible assets	2,258	4	1,886	656	4,804	318	5,122

Adjusted EBITA (ii)	82,432	(476)	(6,542)	(3,125)	72,289	(3,117)

Adjusted EBITA margin (iii)	62%	(7)%	(44)%	(104)%

	Year ended March 31, 2018
	Core commerce	Cloud computing	Digital media and entertainment	Innovation initiatives and others	Total segments	Unallocated (i)	Consolidated
	(in millions of RMB, except percentages)
Revenue	214,020	13,390	19,564	3,292	250,266	—	250,266
Income (Loss) from operations	102,743	(3,085)	(14,140)	(6,901)	78,617	(9,303)	69,314
Add: share-based compensation expense	8,466	2,274	2,142	3,707	16,589	3,486	20,075
Add: amortization of intangible assets	2,891	12	3,693	198	6,794	326	7,120
Add: impairment of goodwill	—	—	—	—	—	494	494

Adjusted EBITA (ii)	114,100	(799)	(8,305)	(2,996)	102,000	(4,997)

Adjusted EBITA margin (iii)	53%	(6)%	(42)%	(91)%

Schedule of reconciliation from the adjusted EBITA to the consolidated net income

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Total Segments Adjusted EBITA	51,507	72,289	102,000
Unallocated (i)	(2,937)	(3,117)	(4,997)
Share-based compensation expense	(16,082)	(15,995)	(20,075)
Amortization of intangible assets	(2,931)	(5,122)	(7,120)
Impairment of goodwill	(455)	—	(494)

Consolidated income from operations	29,102	48,055	69,314
Interest and investment income, net	52,254	8,559	30,495
Interest expenses	(1,946)	(2,671)	(3,566)
Other income, net	2,058	6,086	4,160
Income tax expenses	(8,449)	(13,776)	(18,199)
Share of results of equity investees	(1,730)	(5,027)	(20,792)

Consolidated net income	71,289	41,226	61,412

Schedule of depreciation and amortization expenses of property and equipment and land use rights by segment

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Core commerce	1,696	2,124	3,784
Cloud computing	1,116	1,438	3,047
Digital media and entertainment	316	752	986
Innovation initiatives and others	333	407	437
Unallocated (i)	309	563	535

Total depreciation and amortization expenses of property and equipment and land use rights	3,770	5,284	8,789

(i)	Unallocated expenses are primarily related to corporate administrative costs and other miscellaneous items that are not allocated to individual segments.
(ii)

Adjusted EBITA represents net income before (i) interest and investment income, net, other income, net, interest expense, income tax expenses and share of results of equity investees, and (ii) certain non-cash expenses, consisting of share-based compensation expense, amortization of intangible assets and impairment of goodwill, which are not reflective of the Company's core operating performance.

(iii)	Adjusted EBITA margin represents Adjusted EBITA divided by revenue.